CAPITAL STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capital Stock Details
Warrant Opening Balance	4,824,985	5,428,318
Warrant Expired	0	3,333
Warrant Issued		(600,000)
Warrant Ending Balance	4,824,985	4,824,985
Weighted Average Exercise Price, Warrant Opening Balance	$ 0.12	$ 0.12
Weighted Average Exercise Price, Warrant Expired	.00	1.5
Weighted Average Exercise Price, Warrant Issued		0.13
Weighted Average Exercise Price, Warrant Ending Balance	$ 0.12	$ 0.12